ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Date of Incorporation	Apr. 30, 2012	Apr. 30, 2012
Stock Split Ratio	2.4	2.4
Exchange Agreement
Date of Agreement		Jun. 24, 2015
Common stock, shares outstanding	27,083,493	27,083,493
Shares Issued	19,959,970	19,959,970
Warrants Issued	1,133,813	1,133,813
Warrants, Exercise Price | $ / shares	$ 1.02	$ 1.02
Warrants, Maturity Date	Jun. 24, 2018	Jun. 24, 2018